Note 7 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,
	2015	2014

Note payable for mining equipment, payable $950 monthly, including interest (a)	$3,714	$14,057
Note payable for mining equipment, payable $6,060 monthly, including interest (b)	--	6,033
Note payable for equipment, payable $9,122 monthly, including interest (c)	--	18,246
Note payable for equipment, payable $1,339 monthly, including interest (d)	42,235	55,720
Note payable for mine site vehicle, payable $628 monthly (e)	13,196	20,736
Note payable to an insurance company, payable $21,531monthly, including interest (f)	--	149,036
Note payable to an insurance company, payable $6,094 monthly, including interest (g)	--	42,211
Note payable to an insurance company, payable $9,055 monthly, including interest (h)	60,953	--
Note payable to an insurance company, payable $18,609 monthly, including interest (i)	124,019	--
	244,117	306,039
Less: Current Portion	(210,429)	(246,894)
Notes Payable, Long-Term Portion	$33,688	$59,145

Schedule of Maturities of Long-term Debt [Table Text Block]
2016	$210,429
2017	20,615
2018	13,073
Total Notes Payable	$244,117